UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc. (BEP)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%                              17,520  Boeing Co.                                         $   1,839,425
                                                         9,069  General Dynamics Corp.                                   766,058
                                                         2,800  Goodrich Corp.                                           191,044
                                                        16,729  Honeywell International, Inc.                            994,874
                                                         2,818  L-3 Communications Holdings, Inc.                        287,831
                                                         7,762  Lockheed Martin Corp.                                    842,099
                                                         7,680  Northrop Grumman Corp.                                   599,040
                                                         3,082  Precision Castparts Corp.                                456,074
                                                         9,776  Raytheon Co.                                             623,904
                                                         3,725  Rockwell Collins, Inc.                                   272,074
                                                        22,170  United Technologies Corp.                              1,784,242
                                                                                                                   -------------
                                                                                                                       8,656,665
--------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                           3,858  C.H. Robinson Worldwide, Inc.                            209,451
                                                         6,902  FedEx Corp.                                              722,985
                                                        23,467  United Parcel Service, Inc. Class B                    1,762,372
                                                                                                                   -------------
                                                                                                                       2,694,808
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                         16,705  Southwest Airlines Co.                                   247,234
--------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                                   4,717  The Goodyear Tire & Rubber Co. (a)                       143,444
                                                         4,426  Johnson Controls, Inc.                                   522,755
                                                                                                                   -------------
                                                                                                                         666,199
--------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                      46,934  Ford Motor Co. (a)                                       398,470
                                                        12,649  General Motors Corp.                                     464,218
                                                         5,615  Harley-Davidson, Inc.                                    259,469
                                                                                                                   -------------
                                                                                                                       1,122,157
--------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                        16,756  Anheuser-Busch Cos., Inc.                                837,632
                                                         1,933  Brown-Forman Corp. Class B                               144,801
                                                        44,477  The Coca-Cola Co.                                      2,556,093
                                                         6,372  Coca-Cola Enterprises, Inc.                              154,330
                                                         4,337  Constellation Brands, Inc. Class A (a)                   104,999
                                                         1,524  Molson Coors Brewing Co. Class B                         151,897
                                                         3,132  Pepsi Bottling Group, Inc.                               116,416
                                                        36,119  PepsiCo, Inc.                                          2,646,078
                                                                                                                   -------------
                                                                                                                       6,712,246
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                    24,293  Amgen, Inc. (a)                                        1,374,255
                                                         6,436  Biogen Idec, Inc. (a)                                    426,900
                                                         8,555  Celgene Corp. (a)                                        610,057
                                                         5,895  Genzyme Corp. (a)                                        365,254
                                                        20,708  Gilead Sciences, Inc. (a)                                846,336
                                                                                                                   -------------
                                                                                                                       3,622,802
--------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                                 4,057  American Standard Cos., Inc.                             144,510
                                                         8,207  Masco Corp.                                              190,156
                                                                                                                   -------------
                                                                                                                         334,666
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.4%                                   4,201  American Capital Strategies Ltd.                         179,509
                                                         5,260  Ameriprise Financial, Inc.                               331,958
                                                        25,435  The Bank of New York Mellon Corp.                      1,122,701
                                                         2,596  The Bear Stearns Cos., Inc.                              318,815
                                                        21,186  The Charles Schwab Corp.                                 457,618
                                                         9,500  E*Trade Financial Corp. (a)                              124,070
                                                         1,957  Federated Investors, Inc. Class B                         77,693
                                                         3,629  Franklin Resources, Inc.                                 462,698
                                                         9,068  The Goldman Sachs Group, Inc.                          1,965,398
                                                         3,528  Janus Capital Group, Inc.                                 99,772

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                         2,968  Legg Mason, Inc.                                   $     250,173
                                                        11,865  Lehman Brothers Holdings, Inc.                           732,426
                                                        19,267  Merrill Lynch & Co., Inc. (b)                          1,373,352
                                                        23,528  Morgan Stanley                                         1,482,264
                                                         4,280  Northern Trust Corp.                                     283,636
                                                         8,707  State Street Corp.                                       593,469
                                                         5,927  T. Rowe Price Group, Inc.                                330,075
                                                                                                                   -------------
                                                                                                                      10,185,627
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                                         4,830  Air Products & Chemicals, Inc.                           472,181
                                                         1,250  Ashland, Inc.                                             75,262
                                                        21,237  The Dow Chemical Co.                                     914,465
                                                        20,577  E.I. du Pont de Nemours & Co.                          1,019,796
                                                         1,874  Eastman Chemical Co.                                     125,052
                                                         3,901  Ecolab, Inc.                                             184,127
                                                         2,596  Hercules, Inc.                                            54,568
                                                         1,996  International Flavors & Fragrances, Inc.                 105,509
                                                        12,193  Monsanto Co.                                           1,045,428
                                                         3,667  PPG Industries, Inc.                                     277,042
                                                         7,150  Praxair, Inc.                                            598,884
                                                         3,070  Rohm & Haas Co.                                          170,907
                                                         2,926  Sigma-Aldrich Corp.                                      142,613
                                                                                                                   -------------
                                                                                                                       5,185,834
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%                                 12,338  BB&T Corp.                                               498,332
                                                         3,420  Comerica, Inc.                                           175,378
                                                         4,297  Commerce Bancorp, Inc.                                   166,638
                                                        11,975  Fifth Third Bancorp                                      405,713
                                                         2,822  First Horizon National Corp.                              75,235
                                                         8,180  Huntington Bancshares, Inc.                              138,896
                                                         8,704  KeyCorp                                                  281,400
                                                         1,677  M&T Bank Corp.                                           173,486
                                                         5,958  Marshall & Ilsley Corp.                                  260,782
                                                        14,156  National City Corp.                                      355,174
                                                         7,645  The PNC Financial Services Group, Inc.                   520,625
                                                        15,735  Regions Financial Corp.                                  463,868
                                                         7,803  SunTrust Banks, Inc.                                     590,453
                                                         7,319  Synovus Financial Corp.                                  205,298
                                                        38,592  U.S. Bancorp                                           1,255,398
                                                        42,540  Wachovia Corp.                                         2,133,381
                                                        74,717  Wells Fargo & Co.                                      2,661,420
                                                         2,405  Zions Bancorporation                                     165,151
                                                                                                                   -------------
                                                                                                                      10,526,628
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%                    6,446  Allied Waste Industries, Inc. (a)                         82,186
                                                         2,380  Avery Dennison Corp.                                     135,708
                                                         3,010  Cintas Corp.                                             111,671
                                                         3,190  Equifax, Inc.                                            121,603
                                                         2,959  Monster Worldwide, Inc. (a)                              100,784
                                                         4,915  Pitney Bowes, Inc.                                       223,239
                                                         4,965  RR Donnelley & Sons Co.                                  181,520
                                                         3,665  Robert Half International, Inc.                          109,437
                                                        11,604  Waste Management, Inc.                                   437,935
                                                                                                                   -------------
                                                                                                                       1,504,083
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%                         10,214  Avaya, Inc. (a)                                          173,229
                                                         1,922  Ciena Corp. (a)                                           73,190
                                                       136,154  Cisco Systems, Inc. (a)                                4,508,059

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                        35,162  Corning, Inc.                                      $     866,743
                                                         4,731  JDS Uniphase Corp. (a)                                    70,776
                                                        11,492  Juniper Networks, Inc. (a)                               420,722
                                                        51,740  Motorola, Inc.                                           958,742
                                                        37,425  QUALCOMM, Inc.                                         1,581,581
                                                         9,798  Tellabs, Inc. (a)                                         93,277
                                                                                                                   -------------
                                                                                                                       8,746,319
--------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.3%                          19,440  Apple Computer, Inc. (a)                               2,984,817
                                                        50,779  Dell, Inc. (a)                                         1,401,500
                                                        46,882  EMC Corp. (a)                                            975,146
                                                        57,629  Hewlett-Packard Co.                                    2,869,348
                                                        30,410  International Business Machines Corp.                  3,582,298
                                                         2,105  Lexmark International, Inc. Class A (a)                   87,421
                                                         4,035  NCR Corp. (a)                                            200,943
                                                         7,954  Network Appliance, Inc. (a)                              214,042
                                                         3,285  QLogic Corp. (a)                                          44,183
                                                         5,093  SanDisk Corp. (a)                                        280,624
                                                        79,077  Sun Microsystems, Inc. (a)                               443,622
                                                                                                                   -------------
                                                                                                                      13,083,944
--------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                        1,974  Fluor Corp.                                              284,217
--------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                            2,136  Vulcan Materials Co.                                     190,424
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                                 26,447  American Express Co.                                   1,570,158
                                                         9,337  Capital One Financial Corp.                              620,257
                                                        10,668  Discover Financial Services, Inc.                        221,894
                                                         9,224  SLM Corp.                                                458,156
                                                                                                                   -------------
                                                                                                                       2,870,465
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                            2,289  Ball Corp.                                               123,034
                                                         2,329  Bemis Co.                                                 67,797
                                                         2,922  Pactiv Corp. (a)                                          83,745
                                                         3,610  Sealed Air Corp.                                          92,272
                                                         2,369  Temple-Inland, Inc.                                      124,680
                                                                                                                   -------------
                                                                                                                         491,528
--------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                      3,791  Genuine Parts Co.                                        189,550
--------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                     3,176  Apollo Group, Inc. Class A (a)                           191,036
                                                         7,257  H&R Block, Inc.                                          153,703
                                                                                                                   -------------
                                                                                                                         344,739
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.0%                   99,192  Bank of America Corp.                                  4,986,382
                                                         4,267  CIT Group, Inc.                                          171,533
                                                         1,187  CME Group, Inc.                                          697,184
                                                       111,200  Citigroup, Inc.                                        5,189,704
                                                         1,549  IntercontinentalExchange, Inc. (a)                       235,293
                                                        75,643  JPMorgan Chase & Co.                                   3,465,962
                                                         3,680  Leucadia National Corp.                                  177,450
                                                         4,952  Moody's Corp.                                            249,581
                                                                                                                   -------------
                                                                                                                      15,173,089
--------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 3.2%          136,335  AT&T Inc.                                              5,768,334
                                                         2,502  CenturyTel, Inc.                                         115,642
                                                         7,606  Citizens Communications Co.                              108,918
                                                         3,411  Embarq Corp.                                             189,652
                                                        35,714  Qwest Communications International Inc. (a)              327,140

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                        64,883  Verizon Communications, Inc.                       $   2,873,019
                                                        10,672  Windstream Corp.                                         150,689
                                                                                                                   -------------
                                                                                                                       9,533,394
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                                3,712  Allegheny Energy, Inc. (a)                               193,989
                                                         8,924  American Electric Power Co., Inc.                        411,218
                                                        28,171  Duke Energy Corp.                                        526,516
                                                         7,283  Edison International                                     403,842
                                                         4,374  Entergy Corp.                                            473,660
                                                        15,070  Exelon Corp.                                           1,135,675
                                                         9,094  FPL Group, Inc.                                          553,643
                                                         6,814  FirstEnergy Corp.                                        431,599
                                                         8,569  PPL Corp.                                                396,745
                                                         2,242  Pinnacle West Capital Corp.                               88,581
                                                         5,788  Progress Energy, Inc.                                    271,168
                                                        16,909  The Southern Co.                                         613,459
                                                                                                                   -------------
                                                                                                                       5,500,095
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                              4,106  Cooper Industries Ltd. Class A                           209,775
                                                        17,696  Emerson Electric Co.                                     941,781
                                                         3,410  Rockwell Automation, Inc.                                237,029
                                                                                                                   -------------
                                                                                                                       1,388,585
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%                8,641  Agilent Technologies, Inc. (a)                           318,680
                                                         4,640  Jabil Circuit, Inc.                                      105,978
                                                         3,210  Molex, Inc.                                               86,445
                                                        20,430  Solectron Corp. (a)                                       79,473
                                                         1,690  Tektronix, Inc.                                           46,881
                                                        11,114  Tyco Electronics Ltd.                                    393,769
                                                                                                                   -------------
                                                                                                                       1,031,226
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.4%                       6,528  BJ Services Co.                                          173,318
                                                         7,143  Baker Hughes, Inc.                                       645,513
                                                         3,308  ENSCO International, Inc.                                185,579
                                                        19,899  Halliburton Co.                                          764,122
                                                         6,286  Nabors Industries Ltd. (a)                               193,420
                                                         3,981  National Oilwell Varco, Inc. (a)                         575,255
                                                         6,002  Noble Corp.                                              294,398
                                                         2,463  Rowan Cos., Inc.                                          90,097
                                                        26,647  Schlumberger Ltd.                                      2,797,935
                                                         4,482  Smith International, Inc.                                320,015
                                                         6,467  Transocean, Inc. (a)                                     731,094
                                                         7,533  Weatherford International Ltd. (a)                       506,067
                                                                                                                   -------------
                                                                                                                       7,276,813
--------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%                         33,104  CVS/Caremark Corp.                                     1,311,912
                                                         9,790  Costco Wholesale Corp.                                   600,812
                                                        15,815  The Kroger Co.                                           451,044
                                                         4,697  SUPERVALU INC.                                           183,230
                                                        13,635  SYSCO Corp.                                              485,270
                                                         9,816  Safeway, Inc.                                            325,008
                                                        53,655  Wal-Mart Stores, Inc.                                  2,342,041
                                                        22,212  Walgreen Co.                                           1,049,295
                                                         3,107  Whole Foods Market, Inc.                                 152,119
                                                                                                                   -------------
                                                                                                                       6,900,731
--------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                                    14,387  Archer-Daniels-Midland Co.                               475,922
                                                         5,023  Campbell Soup Co.                                        185,851

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                        10,949  ConAgra Foods, Inc.                                $     286,097
                                                         2,893  Dean Foods Co.                                            74,003
                                                         7,381  General Mills, Inc.                                      428,172
                                                         7,134  H.J. Heinz Co.                                           329,591
                                                         3,779  The Hershey Co.                                          175,383
                                                         5,931  Kellogg Co.                                              332,136
                                                        35,245  Kraft Foods, Inc.                                      1,216,305
                                                         2,898  McCormick & Co., Inc.                                    104,241
                                                        16,196  Sara Lee Corp.                                           270,311
                                                         6,149  Tyson Foods, Inc. Class A                                109,760
                                                         4,856  Wm. Wrigley Jr. Co.                                      311,901
                                                                                                                   -------------
                                                                                                                       4,299,673
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                                     1,003  Nicor, Inc.                                               43,029
                                                         3,859  Questar Corp.                                            202,713
                                                        14,130  Spectra Energy Corp.                                     345,902
                                                                                                                   -------------
                                                                                                                         591,644
--------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.7%                  1,239  Bausch & Lomb, Inc.                                       79,296
                                                        14,412  Baxter International, Inc.                               811,107
                                                         5,441  Becton Dickinson & Co.                                   446,434
                                                        29,822  Boston Scientific Corp. (a)                              416,017
                                                         2,310  CR Bard, Inc.                                            203,719
                                                        11,114  Covidien Ltd.                                            461,231
                                                         3,512  Hospira, Inc. (a)                                        145,572
                                                        25,352  Medtronic, Inc.                                        1,430,106
                                                         7,620  St. Jude Medical, Inc. (a)                               335,813
                                                         5,304  Stryker Corp.                                            364,703
                                                         2,826  Varian Medical Systems, Inc. (a)                         118,381
                                                         5,280  Zimmer Holdings, Inc. (a)                                427,627
                                                                                                                   -------------
                                                                                                                       5,240,006
--------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                                   11,432  Aetna, Inc.                                              620,414
& Services - 2.2%                                        4,028  AmerisourceBergen Corp.                                  182,589
                                                         8,149  Cardinal Health, Inc.                                    509,557
                                                         6,323  Cigna Corp.                                              336,953
                                                         3,494  Coventry Health Care, Inc. (a)                           217,362
                                                         5,764  Express Scripts, Inc. (a)                                321,746
                                                         3,768  Humana, Inc. (a)                                         263,308
                                                         2,617  Laboratory Corp. of America Holdings (a)                 204,728
                                                         1,630  Manor Care, Inc.                                         104,972
                                                         6,617  McKesson Corp.                                           389,013
                                                         6,053  Medco Health Solutions, Inc. (a)                         547,131
                                                         3,128  Patterson Cos., Inc. (a)                                 120,772
                                                         3,494  Quest Diagnostics, Inc.                                  201,848
                                                        10,593  Tenet Healthcare Corp. (a)                                35,592
                                                        29,616  UnitedHealth Group, Inc.                               1,434,303
                                                        13,498  WellPoint, Inc. (a)                                    1,065,262
                                                                                                                   -------------
                                                                                                                       6,555,550
--------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                            4,367  IMS Health, Inc.                                         133,805
--------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%                     9,754  Carnival Corp.                                           472,386
                                                         3,167  Darden Restaurants, Inc.                                 132,571
                                                         4,185  Harrah's Entertainment, Inc.                             363,802
                                                         8,727  Hilton Hotels Corp.                                      405,718
                                                         7,502  International Game Technology                            323,336
                                                         7,143  Marriott International, Inc. Class A                     310,506

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                        26,641  McDonald's Corp.                                   $   1,451,135
                                                        16,660  Starbucks Corp. (a)                                      436,492
                                                         4,690  Starwood Hotels & Resorts Worldwide, Inc.                284,918
                                                         1,952  Wendy's International, Inc.                               68,144
                                                         3,992  Wyndham Worldwide Corp.                                  130,778
                                                        11,623  Yum! Brands, Inc.                                        393,206
                                                                                                                   -------------
                                                                                                                       4,772,992
--------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                                1,468  Black & Decker Corp.                                     122,284
                                                         2,682  Centex Corp.                                              71,261
                                                         6,108  DR Horton, Inc.                                           78,243
                                                         3,424  Fortune Brands, Inc.                                     279,022
                                                         1,453  Harman International Industries, Inc.                    125,714
                                                         1,721  KB Home                                                   43,128
                                                         3,905  Leggett & Platt, Inc.                                     74,820
                                                         3,117  Lennar Corp. Class A                                      70,600
                                                         6,176  Newell Rubbermaid, Inc.                                  177,992
                                                         4,748  Pulte Homes, Inc.                                         64,620
                                                         1,291  Snap-On, Inc.                                             63,956
                                                         1,835  The Stanley Works                                        102,999
                                                         1,744  Whirlpool Corp.                                          155,390
                                                                                                                   -------------
                                                                                                                       1,430,029
--------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.2%                                3,093  Clorox Co.                                               188,642
                                                        11,399  Colgate-Palmolive Co.                                    812,977
                                                         9,514  Kimberly-Clark Corp.                                     668,454
                                                        69,761  The Procter & Gamble Co.                               4,906,989
                                                                                                                   -------------
                                                                                                                       6,577,062
--------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                       2,226  Affiliated Computer Services, Inc. Class A (a)           111,834
                                                        11,871  Automatic Data Processing, Inc.                          545,235
                                                         3,232  Cognizant Technology Solutions Corp. (a)                 257,817
                                                         3,889  Computer Sciences Corp. (a)                              217,395
                                                         3,031  Convergys Corp. (a)                                       52,618
                                                        11,377  Electronic Data Systems Corp.                            248,474
                                                         3,798  Fidelity National Information Services, Inc.             168,517
                                                         3,730  Fiserv, Inc. (a)                                         189,708
                                                         7,604  Paychex, Inc.                                            311,764
                                                         7,823  Unisys Corp. (a)                                          51,788
                                                        17,272  The Western Union Co.                                    362,194
                                                                                                                   -------------
                                                                                                                       2,517,344
--------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders - 0.5%     14,946  The AES Corp. (a)                                        299,518
                                                         4,035  Constellation Energy Group, Inc.                         346,163
                                                        11,078  Dynegy, Inc. Class A (a)                                 102,361
                                                        10,308  TXU Corp.                                                705,789
                                                                                                                   -------------
                                                                                                                       1,453,831
--------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.9%                         16,001  3M Co.                                                 1,497,374
                                                       229,041  General Electric Co.                                   9,482,297
                                                         5,584  Textron, Inc.                                            347,381
                                                        11,113  Tyco International Ltd.                                  492,750
                                                                                                                   -------------
                                                                                                                      11,819,802
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                                         7,355  ACE Ltd.                                                 445,492
                                                         2,269  AMBAC Financial Group, Inc.                              142,743
                                                         6,545  AON Corp.                                                293,281
                                                        10,919  Aflac, Inc.                                              622,820

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                        13,077  The Allstate Corp.                                 $     747,873
                                                        57,324  American International Group, Inc.                     3,877,968
                                                         2,157  Assurant, Inc.                                           115,400
                                                         8,792  Chubb Corp.                                              471,603
                                                         3,845  Cincinnati Financial Corp.                               166,527
                                                         9,896  Genworth Financial, Inc. Class A                         304,104
                                                         7,101  Hartford Financial Services Group, Inc.                  657,198
                                                         6,051  Lincoln National Corp.                                   399,184
                                                         9,938  Loews Corp.                                              480,502
                                                         2,829  MBIA, Inc.                                               172,710
                                                        12,116  Marsh & McLennan Cos., Inc.                              308,958
                                                        16,606  MetLife, Inc.                                          1,157,936
                                                         5,938  Principal Financial Group, Inc.                          374,628
                                                        16,186  The Progressive Corp.                                    314,170
                                                        10,260  Prudential Financial, Inc.                             1,001,171
                                                         2,327  Safeco Corp.                                             142,459
                                                         2,139  Torchmark Corp.                                          133,302
                                                        14,676  The Travelers Cos., Inc.                                 738,790
                                                         8,065  UnumProvident Corp.                                      197,351
                                                         4,063  XL Capital Ltd. Class A                                  321,789
                                                                                                                   -------------
                                                                                                                      13,587,959
--------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%                         6,832  Amazon.com, Inc. (a)                                     636,401
                                                         4,271  IAC/InterActiveCorp (a)                                  126,721
                                                                                                                   -------------
                                                                                                                         763,122
--------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.7%                      3,702  Akamai Technologies, Inc. (a)                            106,358
                                                        25,503  eBay, Inc. (a)                                           995,127
                                                         5,163  Google, Inc. Class A (a)                               2,928,815
                                                         5,455  VeriSign, Inc. (a)                                       184,052
                                                        30,115  Yahoo! Inc. (a)                                          808,287
                                                                                                                   -------------
                                                                                                                       5,022,639
--------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                      1,987  Brunswick Corp.                                           45,423
                                                         6,416  Eastman Kodak Co.                                        171,692
                                                         3,576  Hasbro, Inc.                                              99,699
                                                         8,821  Mattel, Inc.                                             206,941
                                                                                                                   -------------
                                                                                                                         523,755
--------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%                    4,099  Applera Corp. - Applied Biosystems Group                 141,989
                                                         1,206  Millipore Corp. (a)                                       91,415
                                                         2,712  PerkinElmer, Inc.                                         79,218
                                                         9,536  Thermo Fisher Scientific, Inc. (a)                       550,418
                                                         2,231  Waters Corp. (a)                                         149,299
                                                                                                                   -------------
                                                                                                                       1,012,339
--------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                                        14,288  Caterpillar, Inc.                                      1,120,608
                                                         2,322  Cummins, Inc.                                            296,961
                                                         5,511  Danaher Corp.                                            455,815
                                                         4,960  Deere & Co.                                              736,163
                                                         4,573  Dover Corp.                                              232,994
                                                         3,261  Eaton Corp.                                              322,969
                                                         4,044  ITT Corp.                                                274,709
                                                         9,378  Illinois Tool Works, Inc.                                559,304
                                                         6,408  Ingersoll-Rand Co. Class A                               349,044
                                                         5,557  PACCAR, Inc.                                             473,734
                                                         2,741  Pall Corp.                                               106,625

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                         2,597  Parker Hannifin Corp.                              $     290,423
                                                         2,278  Terex Corp. (a)                                          202,788
                                                                                                                   -------------
                                                                                                                       5,422,137
--------------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                            15,311  CBS Corp. Class B                                        482,297
                                                        11,131  Clear Channel Communications, Inc.                       416,745
                                                        69,087  Comcast Corp. Class A (a)                              1,670,524
                                                        16,979  The DIRECTV Group, Inc. (a)                              412,250
                                                         1,459  Dow Jones & Co., Inc.                                     87,102
                                                         2,006  EW Scripps Co. Class A                                    84,252
                                                         5,206  Gannett Co., Inc.                                        227,502
                                                        10,539  Interpublic Group of Cos., Inc. (a)                      109,395
                                                         7,576  The McGraw-Hill Cos., Inc.                               385,694
                                                           868  Meredith Corp.                                            49,736
                                                         3,217  The New York Times Co. Class A                            63,568
                                                        51,749  News Corp. Class A                                     1,137,961
                                                         7,339  Omnicom Group Inc.                                       352,933
                                                        83,364  Time Warner, Inc.                                      1,530,563
                                                         1,721  Tribune Co.                                               47,018
                                                        15,348  Viacom, Inc. Class B (a)                                 598,112
                                                        43,387  Walt Disney Co.                                        1,492,079
                                                                                                                   -------------
                                                                                                                       9,147,731
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                                  19,761  Alcoa, Inc.                                              773,050
                                                         2,285  Allegheny Technologies, Inc.                             251,236
                                                         8,533  Freeport-McMoRan Copper & Gold, Inc. Class B             895,026
                                                        10,094  Newmont Mining Corp.                                     451,505
                                                         6,436  Nucor Corp.                                              382,749
                                                         2,643  United States Steel Corp.                                279,999
                                                                                                                   -------------
                                                                                                                       3,033,565
--------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                                   4,641  Ameren Corp.                                             243,652
                                                         5,020  CMS Energy Corp.                                          84,436
                                                         7,180  CenterPoint Energy, Inc.                                 115,095
                                                         6,057  Consolidated Edison, Inc.                                280,439
                                                         3,815  DTE Energy Co.                                           184,799
                                                         6,507  Dominion Resources, Inc.                                 548,540
                                                         1,699  Integrys Energy Group, Inc.                               87,040
                                                         6,129  NiSource, Inc.                                           117,309
                                                         7,899  PG&E Corp.                                               377,572
                                                         5,684  Public Service Enterprise Group, Inc.                    500,135
                                                         5,902  Sempra Energy                                            343,024
                                                         4,706  TECO Energy, Inc.                                         77,320
                                                         9,386  Xcel Energy, Inc.                                        202,174
                                                                                                                   -------------
                                                                                                                       3,161,535
--------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                                  2,275  Big Lots, Inc. (a)                                        67,886
                                                         1,356  Dillard's, Inc. Class A                                   29,601
                                                         3,254  Family Dollar Stores, Inc.                                86,426
                                                         4,955  JC Penney Co., Inc.                                      313,998
                                                         7,104  Kohl's Corp. (a)                                         407,272
                                                         9,691  Macy's, Inc.                                             313,213
                                                         4,422  Nordstrom, Inc.                                          207,348
                                                         1,692  Sears Holdings Corp. (a)                                 215,222
                                                        18,925  Target Corp.                                           1,203,062
                                                                                                                   -------------
                                                                                                                       2,844,028
--------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                               20,920  Xerox Corp. (a)                                          362,753
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 9.1%                      10,370  Anadarko Petroleum Corp.                           $     557,387
                                                         7,422  Apache Corp.                                             668,425
                                                         9,172  Chesapeake Energy Corp.                                  323,405
                                                        47,652  Chevron Corp.                                          4,459,274
                                                        36,367  ConocoPhillips                                         3,191,932
                                                         4,076  Consol Energy, Inc.                                      189,942
                                                         9,970  Devon Energy Corp.                                       829,504
                                                         5,472  EOG Resources, Inc.                                      395,790
                                                        15,660  El Paso Corp.                                            265,750
                                                       123,980  Exxon Mobil Corp.                                     11,475,589
                                                         6,184  Hess Corp.                                               411,422
                                                        15,225  Marathon Oil Corp.                                       868,130
                                                         4,214  Murphy Oil Corp.                                         294,516
                                                        18,570  Occidental Petroleum Corp.                             1,189,966
                                                         5,935  Peabody Energy Corp.                                     284,108
                                                         2,691  Sunoco, Inc.                                             190,469
                                                         3,059  Tesoro Corp.                                             140,775
                                                        12,380  Valero Energy Corp.                                      831,688
                                                        13,417  Williams Cos., Inc.                                      456,983
                                                         8,625  XTO Energy, Inc.                                         533,370
                                                                                                                   -------------
                                                                                                                      27,558,425
--------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                           9,604  International Paper Co.                                  344,495
                                                         4,105  MeadWestvaco Corp.                                       121,221
                                                         4,825  Weyerhaeuser Co.                                         348,848
                                                                                                                   -------------
                                                                                                                         814,564
--------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                                 9,671  Avon Products, Inc.                                      362,953
                                                         2,562  The Estee Lauder Cos., Inc. Class A                      108,783
                                                                                                                   -------------
                                                                                                                         471,736
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%                                  34,547  Abbott Laboratories                                    1,852,410
                                                         6,874  Allergan, Inc.                                           443,167
                                                         2,397  Barr Pharmaceuticals, Inc. (a)                           136,413
                                                        44,214  Bristol-Myers Squibb Co.                               1,274,247
                                                        22,059  Eli Lilly & Co.                                        1,255,819
                                                         7,074  Forest Laboratories, Inc. (a)                            263,789
                                                        64,703  Johnson & Johnson                                      4,250,987
                                                         5,458  King Pharmaceuticals, Inc. (a)                            63,968
                                                        48,650  Merck & Co., Inc.                                      2,514,719
                                                         5,562  Mylan Laboratories Inc.                                   88,770
                                                       154,847  Pfizer, Inc.                                           3,782,912
                                                        36,200  Schering-Plough Corp.                                  1,145,006
                                                         2,282  Watson Pharmaceuticals, Inc. (a)                          73,937
                                                        30,058  Wyeth                                                  1,339,084
                                                                                                                   -------------
                                                                                                                      18,485,228
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.2%             2,162  Apartment Investment & Management Co. Class A             97,571
                                                         4,999  Archstone-Smith Trust                                    300,640
                                                         1,773  AvalonBay Communities, Inc.                              209,320
                                                         2,661  Boston Properties, Inc.                                  276,478
                                                         2,781  Developers Diversified Realty Corp.                      155,374
                                                         6,195  Equity Residential                                       262,420
                                                         5,490  General Growth Properties, Inc.                          294,374
                                                        11,675  Host Marriott Corp.                                      261,987
                                                         5,638  Kimco Realty Corp.                                       254,894
                                                         3,902  Plum Creek Timber Co., Inc.                              174,654

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                         5,744  ProLogis                                           $     381,114
                                                         2,782  Public Storage                                           218,804
                                                         4,994  Simon Property Group, Inc.                               499,400
                                                         2,990  Vornado Realty Trust                                     326,957
                                                                                                                   -------------
                                                                                                                       3,713,987
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%              4,408  CB Richard Ellis Group, Inc. (a)                         122,719
--------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                       6,715  Burlington Northern Santa Fe Corp.                       545,057
                                                         9,814  CSX Corp.                                                419,352
                                                         8,798  Norfolk Southern Corp.                                   456,704
                                                         1,337  Ryder System, Inc.                                        65,513
                                                         5,955  Union Pacific Corp.                                      673,272
                                                                                                                   -------------
                                                                                                                       2,159,898
--------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.7%         12,295  Advanced Micro Devices, Inc. (a)                         162,294
                                                         7,960  Altera Corp.                                             191,677
                                                         6,956  Analog Devices, Inc.                                     251,529
                                                        30,806  Applied Materials, Inc.                                  637,684
                                                        10,486  Broadcom Corp. Class A (a)                               382,110
                                                       130,546  Intel Corp.                                            3,375,920
                                                         4,318  KLA-Tencor Corp.                                         240,858
                                                        16,007  LSI Logic Corp. (a)                                      118,772
                                                         4,962  Linear Technology Corp.                                  173,620
                                                         5,032  MEMC Electronic Materials, Inc. (a)                      296,184
                                                         4,868  Microchip Technology, Inc.                               176,806
                                                        16,919  Micron Technology, Inc. (a)                              187,801
                                                         5,374  National Semiconductor Corp.                             145,743
                                                         2,768  Novellus Systems, Inc. (a)                                75,456
                                                        12,268  Nvidia Corp. (a)                                         444,592
                                                         4,240  Teradyne, Inc. (a)                                        58,512
                                                        31,945  Texas Instruments, Inc.                                1,168,868
                                                         6,615  Xilinx, Inc.                                             172,916
                                                                                                                   -------------
                                                                                                                       8,261,342
--------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                         13,154  Adobe Systems, Inc. (a)                                  574,303
                                                         5,145  Autodesk, Inc. (a)                                       257,096
                                                         4,498  BMC Software, Inc. (a)                                   140,473
                                                         8,688  CA, Inc.                                                 223,455
                                                         4,019  Citrix Systems, Inc. (a)                                 162,046
                                                         6,774  Compuware Corp. (a)                                       54,327
                                                         6,953  Electronic Arts, Inc. (a)                                389,298
                                                         7,576  Intuit, Inc. (a)                                         229,553
                                                       180,237  Microsoft Corp.                                        5,309,782
                                                         7,821  Novell, Inc. (a)                                          59,752
                                                        88,008  Oracle Corp. (a)                                       1,905,373
                                                        20,105  Symantec Corp. (a)                                       389,635
                                                                                                                   -------------
                                                                                                                       9,695,093
--------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                                  1,937  Abercrombie & Fitch Co. Class A                          156,316
                                                         3,388  AutoNation, Inc. (a)                                      60,035
                                                         1,023  AutoZone, Inc. (a)                                       118,811
                                                         6,066  Bed Bath & Beyond, Inc. (a)                              206,972
                                                         8,898  Best Buy Co., Inc.                                       409,486
                                                         3,767  Circuit City Stores, Inc.                                 29,797
                                                        11,063  The Gap, Inc.                                            204,002
                                                        37,746  Home Depot, Inc.                                       1,224,480

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                          Value
--------------------------------------------------------------------------------------------------------------------------------
                                                         7,127  Limited Brands, Inc.                               $     163,137
                                                        33,052  Lowe's Cos., Inc.                                        926,117
                                                         6,097  Office Depot, Inc. (a)                                   125,720
                                                         1,677  OfficeMax, Inc.                                           57,471
                                                         3,080  RadioShack Corp.                                          63,633
                                                         2,427  The Sherwin-Williams Co.                                 159,478
                                                        15,959  Staples, Inc.                                            342,959
                                                         9,939  TJX Cos., Inc.                                           288,927
                                                         3,056  Tiffany & Co.                                            159,982
                                                                                                                   -------------
                                                                                                                       4,697,323
--------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%                  8,340  Coach, Inc. (a)                                          394,232
                                                         2,089  Jones Apparel Group, Inc.                                 44,141
                                                         2,286  Liz Claiborne, Inc.                                       78,478
                                                         8,643  Nike, Inc. Class B                                       506,998
                                                         1,339  Polo Ralph Lauren Corp.                                  104,107
                                                         1,984  VF Corp.                                                 160,208
                                                                                                                   -------------
                                                                                                                       1,288,164
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%                       12,876  Countrywide Financial Corp.                              244,773
                                                        21,760  Fannie Mae                                             1,323,226
                                                        14,533  Freddie Mac                                              857,592
                                                        11,888  Hudson City Bancorp, Inc.                                182,837
                                                         1,832  MGIC Investment Corp.                                     59,192
                                                         8,036  Sovereign Bancorp, Inc.                                  136,933
                                                        19,576  Washington Mutual, Inc.                                  691,229
                                                                                                                   -------------
                                                                                                                       3,495,782
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                          47,059  Altria Group, Inc.                                     3,272,012
                                                         3,825  Reynolds American, Inc.                                  243,232
                                                         3,565  UST, Inc.                                                176,824
                                                                                                                   -------------
                                                                                                                       3,692,068
--------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                  1,604  WW Grainger, Inc.                                        146,269
--------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%               7,833  Alltel Corp.                                             545,803
                                                        63,633  Sprint Nextel Corp.                                    1,209,027
                                                                                                                   -------------
                                                                                                                       1,754,830
--------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $234,925,140) - 99.6%                        301,094,797
--------------------------------------------------------------------------------------------------------------------------------

                                                   Face Amount  Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.6%                               $ 4,849,486  State Street Bank & Trust Co., 3.75% due 10/01/2007    4,849,486
--------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $4,849,486) - 1.6%                             4,849,486
--------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments Before Options Written
                                                                (Cost - $239,774,626) - 101.2%                       305,944,283
--------------------------------------------------------------------------------------------------------------------------------

                                                     Number of
                                                     Contracts  Options Written
--------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                     2,011  S&P 500 Index, expiring
                                                                October 2007 at $1,530                                (4,595,135)
--------------------------------------------------------------------------------------------------------------------------------
                                                                Total Options Written
                                                                (Premiums Received - $5,816,175) - (1.5%)             (4,595,135)
--------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments, Net of Options Written
                                                                (Cost - $233,958,451*) - 99.7%                       301,349,148

                                                                Other Assets Less Liabilities - 0.3%                     919,359
                                                                                                                   -------------
                                                                Net Assets - 100.0%                                $ 302,268,507
                                                                                                                   =============

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 298,554,127
                                                                  =============
      Gross unrealized appreciation                               $   5,208,110
      Gross unrealized depreciation                                  (2,413,089)
                                                                  -------------
      Net unrealized appreciation                                 $   2,795,021
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                              Purchase       Sales        Realized      Dividend
Affiliate                       Cost          Cost          Gain         Income
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.     $ 7,512      $ 100,323      $ 60,457      $ 21,440
--------------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

--------------------------------------------------------------------------------
Number of                         Expiration           Face          Unrealized
Contracts         Issue              Date              Value        Depreciation
--------------------------------------------------------------------------------
   78         E-MINI S&P 500     December 2007      $ 6,010,976     $   (12,776)
--------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: November 19, 2007